ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Allowance for Doubtful Accounts

Activity in the allowance for doubtful accounts was as follows:

(In millions)

Year Ended June 30,	2024	2023	2022

Balance, beginning of period	$716	$710	$798
Charged to costs and other	386	258	157
Write-offs	(218)	(252)	(245)

Balance, end of period	$884	$716	$710

Allowance for doubtful accounts included in our consolidated balance sheets:

(In millions)

June 30,	2024	2023	2022

Accounts receivable, net of allowance for doubtful accounts	$830	$650	$633
Other long-term assets	54	66	77

Total	$884	$716	$710